Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) $ in Thousands	Jun. 30, 2020 USD ($)
Related Party Transaction
Drydocking supervision fee	$ 47
KNOT [Member]
Related Party Transaction
Drydocking supervision fee	$ 47